Statutory and other information - Audit fees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Auditor's remuneration
Fees related to prior year group audit and audit of subsidiaries	$ 700	$ 600
Related party transactions
Short-term employee benefits	38,636	38,632	$ 32,985
Post-employment benefits	1,354	1,388	1,378
Share-based payments	58,242	56,297	45,234
Total key management personnel compensation	98,232	96,317	79,597
Alexion Pharmaceuticals, Inc.
Auditor's remuneration
Other assurance services			6,100
Alexion Pharmaceuticals, Inc.
Auditor's remuneration
Pre-acquisition audit fees			300
Pre-acquisition audit-related fees and other assurance services			700
Pricewaterhouse Coopers LLP
Auditor's remuneration
Group audit fee	10,200	9,900	10,500
The audit of subsidiaries pursuant to legislation	15,000	15,100	15,200
Attestation under s404 of Sarbanes-Oxley Act 2002	3,300	3,100	2,000
Audit-related assurance services	1,100	700	4,500
Other assurance services	200	200	3,400
The audit of subsidiaries pension schemes	300	300	300
Total auditor's remuneration	$ 30,100	$ 29,300	$ 35,900